Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 131,145	$ 110,874
Gross Unrealized Gains	3,602	3,733
Gross Unrealized Losses	(255)	(331)
Fair Value	134,492	114,276
U.S. Government and federal agency
Amortized Cost	39,815	39,829
Gross Unrealized Gains	455	584
Gross Unrealized Losses	(2)
Fair Value	40,268	40,413
U.S. Treasury notes and bonds
Amortized Cost	7,362
Gross Unrealized Gains	45
Gross Unrealized Losses	(9)
Fair Value	7,398
State and municipal
Amortized Cost	62,248	51,859
Gross Unrealized Gains	2,668	2,729
Gross Unrealized Losses	(238)	(89)
Fair Value	64,678	54,499
Mortgage-backed
Amortized Cost	12,218	9,511
Gross Unrealized Gains	308	276
Gross Unrealized Losses		(7)
Fair Value	12,526	9,780
Corporate
Amortized Cost	6,600	5,914
Gross Unrealized Gains	113	100
Gross Unrealized Losses	(1)	(3)
Fair Value	6,712	6,011
Foreign Debt
Amortized Cost	1,000
Gross Unrealized Gains	1
Gross Unrealized Losses
Fair Value	1,001
Equity securities
Amortized Cost	1,902	1,751
Gross Unrealized Gains	12	16
Gross Unrealized Losses	(5)	(232)
Fair Value	1,909	1,535
FDIC-guaranteed financial institution debt
Amortized Cost		2,010
Gross Unrealized Gains		28
Gross Unrealized Losses
Fair Value		$ 2,038